Right-of-use assets and Lease liabilities - Future Minimum Finance Lease Payable (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis of lease payments [Line Items]
Total minimum lease liabilities	$ 180
Less future finance charges	(91)
Present value of minimum lease payments	89
Not later than one year [member]
Disclosure of maturity analysis of lease payments [Line Items]
Total minimum lease liabilities	0
Between one and five years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Total minimum lease liabilities	27
Later than five years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Total minimum lease liabilities	$ 153